General Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
General Information

1. General Information

Sabre Corporation is a Delaware corporation formed in December 2006. On March 30, 2007, Sabre Corporation acquired Sabre Holdings Corporation (“Sabre Holdings”). Sabre Holdings is the sole subsidiary of Sabre Corporation. Sabre GLBL Inc. is the principal operating subsidiary and sole direct subsidiary of Sabre Holdings. Sabre GLBL Inc. or its direct or indirect subsidiaries conduct all of our businesses. In these consolidated financial statements, references to “Sabre”, the “Company”, “we”, “our”, “ours” and “us” refer to Sabre Corporation and its consolidated subsidiaries unless otherwise stated or the context otherwise requires.

We are a leading technology solutions provider to the global travel and tourism industry. We operate through three business segments: (i) Travel Network, our global travel marketplace for travel suppliers and travel buyers, (ii) Airline and Hospitality Solutions, an extensive suite of travel industry leading software solutions primarily for airlines and hotel properties, and (iii) Travelocity, our portfolio of online consumer travel e-commerce businesses through which we provide travel content and booking functionality primarily for leisure travelers.

Initial Public Offering and Share-based Compensation—On April 23, 2014, we closed our initial public offering of our common stock in which we sold 39,200,000 shares, and on April 25, 2014, the underwriters exercised in full their overallotment option which resulted in the sale of an additional 5,880,000 shares of our common stock. Our shares of common stock were sold at an initial public offering price of $16.00 per share, which generated $672 million of net proceeds from the offering after deducting underwriting discounts and commissions and offering expenses. Upon closing of our initial public offering, we redeemed all of our outstanding shares of Series A Cumulative Preferred Stock in exchange for 40,343,529 shares of our common stock.

We used the net proceeds from this offering to repay (i) $296 million aggregate principal amount of our term loans and (ii) $320 million aggregate principal amount of our senior secured notes due in 2019 at a redemption price of 108.5% of the principal amount, which represents the maximum amount of the contingent call option exercisable in the event of an equity offering (see Note 8, Debt). The term loan prepayment occurred in two installments: the first prepayment of $207 million occurred on April 24, 2014 and the second prepayment of $90 million occurred on April 29, 2014. The redemption of $320 million of our senior secured notes due in 2019 occurred on May 7, 2014. We also used the net proceeds from our offering to pay the $27 million redemption premium and $13 million in accrued but unpaid interest on the senior secured notes due in 2019. We used the remaining portion of the net proceeds from our offering to pay a $21 million fee, in the aggregate, to TPG Global, LLC (“TPG”) and Silver Lake Management Company (“Silver Lake”) pursuant to a management services agreement (the “MSA”), which was thereafter terminated.

On March 20, 2014, our board of directors adopted the Sabre Corporation 2014 Omnibus Incentive Compensation Plan (the “2014 Omnibus Plan”), which permits the grant of cash and equity and equity-based incentive awards. Our employees and the non-employee members of our board of directors and those of our subsidiaries are eligible to receive awards under the 2014 Omnibus Plan. On the effective date of our initial public offering, under the 2014 Omnibus Plan, we granted time-based options to purchase 1,541,627 shares of common stock at an exercise price of $16.68 per share and a total of 2,298,478 shares of performance-based and time-based restricted stock units.

In April 2014, we cancelled all outstanding stock-based awards issued under the Travelocity.com LLC Stock Option Grant Agreements, the Travelocity Equity 2012 Plan and the Sovereign Holdings, Inc. Amended and Restated Stock Incentive Plan for Travelocity’s CEO—Stock Settled SARs with Respect to Travelocity Equity, terminated all related plans and award agreements, and recorded stock compensation expense of $7 million, representing the remaining unrecognized compensation expense of the awards at the cancellation date.

Basis of Presentation—The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, these financial statements contain all adjustments, consisting of normal recurring accruals, necessary to present fairly the financial position, results of operations and cash flows for the periods indicated. Operating results for the three and nine months ended September 30, 2014 are not necessarily indicative of results that may be expected for any other interim period or for the year ended December 31, 2014. The accompanying interim financial statements should be read in conjunction with our annual audited financial statements and related notes thereto for the year ended December 31, 2013 included in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act on April 17, 2014.

We consolidate all of our majority-owned subsidiaries and companies over which we exercise control through majority voting rights. No entities are currently consolidated due to control through operating agreements, financing agreements, or as the primary beneficiary of a variable interest entity.

The consolidated financial statements include our accounts after elimination of all significant intercompany balances and transactions.

Use of Estimates—The preparation of these interim financial statements in conformity with GAAP requires that certain amounts be recorded based on estimates and assumptions made by management. Actual results could differ from these estimates and assumptions. Our accounting policies, which include significant estimates and assumptions, include, among other things, estimation of the collectability of accounts receivable, amounts for future cancellations of bookings processed through the Sabre global distribution system (“GDS”), revenue recognition for software development, determination of the fair value of assets and liabilities acquired in a business combination, determination of the fair value of derivatives, the evaluation of the recoverability of the carrying value of intangible assets and goodwill, assumptions utilized in the determination of pension and other postretirement benefit liabilities, assumptions made in the calculation of restructuring liabilities and the evaluation of uncertainties surrounding the calculation of our tax assets and liabilities. These policies are discussed in our annual audited consolidated financial statements and related notes thereto for the year ended December 31, 2013 included in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act on April 17, 2014.

1. General Information

Sabre Corporation is a Delaware corporation formed in December 2006. On March 30, 2007, Sabre Corporation acquired Sabre Holdings Corporation (“Sabre Holdings”). Sabre Holdings is the sole subsidiary of Sabre Corporation. Sabre GLBL Inc. is the principal operating subsidiary and sole direct subsidiary of Sabre Holdings. Sabre GLBL Inc. or its direct or indirect subsidiaries conduct all of our businesses. In these consolidated financial statements, references to the “Company”, “we”, “our”, “ours” and “us” refer to Sabre Corporation and its consolidated subsidiaries unless otherwise stated or the context otherwise requires.

We are a leading technology solutions provider to the global travel and tourism industry. We operate through three business segments: (i) Travel Network, our global travel marketplace for travel suppliers and travel buyers, (ii) Airline and Hospitality Solutions, an extensive suite of travel industry leading software solutions primarily for airlines and hotel properties, and (iii) Travelocity, our portfolio of online consumer travel e-commerce businesses through which we provide travel content and booking functionality primarily for leisure travelers.

Travel Network

Travel Network is our global business-to-business travel marketplace and consists primarily of our global distribution system (“GDS”), which serves the role of a transaction processor for the travel industry, and a broad set of solutions that integrate with our GDS to add value for travel supplies and travel buyers. Our GDS facilitates travel by efficiently bringing together travel content such as inventory, prices, and availability from a broad array of travel suppliers, including airlines, hotels, car rental brands, rail carriers, cruise lines and tour operators, with a large network of travel buyers, including online and offline travel agencies, travel management companies, and corporate travel departments. Travel Network primarily generates revenue through transaction-based fees.

Airline and Hospitality Solutions

Our Airline and Hospitality Solutions business offers a broad portfolio of software technology products and solutions, through the software-as-a-service (“SaaS”) and hosted delivery model. Our Airline Solutions business provides comprehensive software solutions that help our airline customers better market, sell, serve and operate. We offer customizable reservations software that supports the essentials of a passenger service system. Our other airline software solutions help airline customers make decisions around marketing and planning, merchandising offering and managing network operations. Our Hospitality Solutions business provides distribution, operations and marketing solutions to hotel suppliers. Our offerings include reservations systems, property management systems, marketing services through our customers’ various distribution channels and consulting services. Our Airline and Hospitality Solutions primarily generates transaction-based fees for the usage of our software pursuant to contracts with terms that typically range between three and ten years and generally include minimum annual volume requirements.

Travelocity

Travelocity is our family of online consumer travel e-commerce businesses that serves primarily leisure travelers. We connect these travelers with travel products and services across well-known and trusted global brands. Through our websites, travelers can research, shop and book airlines, hotels, car rental companies, cruise lines, vacation and last-minute travel packages Travelocity is comprised primarily of (i) Travelocity.com, an online travel agency focusing on the United States and Canada, (ii) lastminute.com, an OTA focusing on Europe, and (iii) Travel Partner Network (“TPN”), our business-to-business offering that provides travel content and booking functionality to, as well as market and sell products and services through, private label websites for suppliers and distribution partners. In the third quarter of 2013, we initiated plans to shift our Travelocity businesses in the United States and Canada away from a high fixed-cost model to a lower-cost, performance-based revenue structure. See Note 5, Restructuring Charges. In February 2014, we sold the assets associated with TPN. See Note 22, Subsequent Events.